Filed Pursuant to Rule 497(e)
1933 Act File No. 333-179562
1940 Act File No. 811-22668

Supplement Dated
April 4, 2023

to the

Vident International Equity Strategy ETFTM (VIDI)
Vident U.S. Equity Strategy ETFTM (VUSE)
Vident U.S. Bond Strategy ETFTM (VBND)

Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated December 31, 2022

and

U.S. Diversified Real Estate ETF (PPTY)

Summary Prospectus, Prospectus, and SAI, each dated June 30, 2022 each a series of ETF Series Solutions
(each a “Fund,” and collectively, the “Funds”)

Effective April 4, 2023, the Funds’ website is www.videntam.com. All references in each Fund’s Summary Prospectus, Prospectus, and SAI to the prior website are revised to reflect the new website.

Also effective April 4, 2023, Vident Advisory, LLC will be doing business as Vident Asset Management.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.